Controlled Entities (Details)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Controlled Entities (Textual)
Country of Incorporation	Australia
Percentage of Ownership
Immuron Inc. [Member]
Controlled Entities (Textual)
Country of Incorporation	USA
Percentage of Ownership	100.00%	100.00%
Anadis EPS Pty Ltd
Controlled Entities (Textual)
Country of Incorporation	Australia
Percentage of Ownership	100.00%	100.00%
IMC Canada Ltd. [Member]
Controlled Entities (Textual)
Country of Incorporation	Canada
Percentage of Ownership	100.00%	100.00%